Note 10 - Long-term Debt	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
10.
Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2018	June 30, 2019
A.	Term Loans:
	1.	Mas Shipping Co.	9,125	-
	2.	Montes Shipping Co. and Kelsen Shipping Co.	32,000	27,000
	3.	Costamare Inc.	-	-
	4.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	147,702	140,062
	5.	Raymond Shipping Co. and Terance Shipping Co.	94,135	88,678
	6.	Costamare Inc.	-	-
	7.	Uriza Shipping S.A.	28,167	26,000
	8.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	77,875	71,625
	9.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	21,280	19,680
	10.	Nerida Shipping Co.	15,375	14,475
	11.	Costamare Inc.	198,986	174,187
	12.	Singleton Shipping Co. and Tatum Shipping Co.	47,200	45,600
	13.	Reddick Shipping Co. and Verandi Shipping Co.	25,000	22,560
	14.	Costamare. Inc.	55,000	47,141
	15.	Credit Facility	-	-
	16.	Bastian Shipping Co. and Cadence Shipping Co.	-	136,000
		Total Term Loans	$751,845	$813,008
B.	Other financing arrangements		564,709	587,494
		Total long-term debt	$1,316,554	$1,400,502
		Less: Deferred financing costs	(8,148)	(8,260)
		Total long-term debt, net	1,308,406	1,392,242
		Less: Long-term debt current portion	(151,546)	(195,491)
		Add: Deferred financing costs, current portion	2,384	2,356
		Total long-term debt, non-current, net	$1,159,244	$1,199,107

A. Term Loans:

1.
In
January 2008,
Mas Shipping Co., a wholly-owned subsidiary of the Company, entered into a loan agreement with a bank for an amount of up to
$75,000
in order to partly finance the acquisition cost of the vessel
Maersk Kokura
. On
August 3, 2017,
the Company prepaid the amount of
$1,000
on the then outstanding balance.
On
February 16, 2018,
Mas Shipping Co. entered into a supplemental agreement with the bank pursuant to which Mas Shipping Co. repaid
$1,000
in
February 2018
and the bank agreed to extend the maturity of the loan until
February 2019.
During the
six
-month period ended
June 30, 2019,
the outstanding balance of the loan of
$9,125
was fully repaid.

2.
In
December 2007,
Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Maersk Kawasaki
and
Maersk Kure
. On
January 27, 2016,
both companies (each a subsidiary of the Company) entered into a supplemental agreement with the bank in order to extend the repayment of the then outstanding loan amount of
$66,000
and amend the repayment schedule. On
June 19, 2017,
the Company prepaid
$6,000
on the then outstanding balance. As of
June 30, 2019,
the outstanding balance of the loan of
$27,000
is repayable in
3
consecutive semi-annual installments of
$5,000,
each from
December 2019
until
December 2020
and a balloon payment of
$12,000
payable together with the last installment.

3.
In
November 2010,
Costamare entered into a term loan agreement with a consortium of banks for an amount of up to
$120,000,
which was available for drawing for a period up to
18
months. Up to
May 25, 2012,
the Company had drawn the amount of
$38,500
(Tranche A), the amount of
$42,000
(Tranche B), the amount of
$21,000
(Tranche C), the amount of
$7,470
(Tranche D) and the amount of
$7,470
(Tranche E) under this term loan agreement in order to finance part of the acquisition cost of the vessels
MSC Romanos
,
MSC Methoni
,
MSC Ulsan
,
MSC Koroni
and
MSC Itea
, respectively.
Tranches A, D and E of the loan have been fully repaid in prior years
. During the year ended
December 31, 2018,
the Company fully refinanced the then outstanding loan amount of
$19,425
of Tranches B and C with a new loan facility (Note
10.A.14
) and fully prepaid the loan.

4.
In
August 2011,
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to
$229,200
to finance part of the construction cost of their respective vessels. The facility has been drawn down in three
tranches. As of
June 30, 2019,
the aggregate outstanding balance of tranches (a) and (b) of
$91,677
relating to the
Valor
and the
Valiant
is each repayable in
4
equal quarterly installments for each tranche of
$1,273.4
from
July 2019
to
June 2020
and a balloon payment for each tranche of
$40,744.8
payable together with the last installment. As of
June 30, 2019,
the outstanding balance of the tranche (c) of
$48,385
relating to the
Vantage
is repayable in
6
equal quarterly installments of
$1,273.4
and a balloon payment payable together with the last installment of
$40,744.8
from
August 2019
to
November 2020.
Under the provisions of ASC
470
-
10
“Debt”
, the outstanding loan amount of
$140,062
was classified as current and non-current, in accordance with the payment terms of the new loan facilities, and is included in Long-term debt, net of deferred financing costs in the accompanying consolidated balance sheet as of
June 30, 2019.

5.
In
October 2011,
Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company, concluded a credit facility with a consortium of banks, as joint and several borrowers, for an amount of up to
$152,800
to finance part of the acquisition cost of their respective vessels. As of
June 30, 2019,
the outstanding balance of the tranche (a) of
$43,657
relating to the
Value
is repayable in
4
equal quarterly installments of
$1,364.3
from
September 2019
to
June 2020
and a balloon payment of
$38,199.6
payable together with the last installment. As of
June 30, 2019,
the outstanding balance of tranche (b) of the loan of
$45,021
relating to the
Valence
is repayable in
5
equal quarterly installments of
$1,364.3
from
August 2019
to
August
2020
and a balloon payment of
$38,199.6
payable together with the last installment. Under the provisions of ASC
470
-
10
“Debt”
, the outstanding loan amount of
$88,678
was classified as current and non-current, in accordance with the payment terms of the new loan facilities, and is included in Long-term debt, net of deferred financing costs in the accompanying consolidated balance sheet as of
June 30, 2019.

6.
In
October 2011,
the Company concluded a loan facility with a bank for an amount of up to
$120,000,
in order to partly finance the aggregate market value of
eleven
vessels in its fleet. The Company repaid in
July 2016
the amount of
$3,835
due to the sale of the container vessel
Karmen
, in
February 2017,
the amount of
$4,918
due to the sale of the container vessel
Marina
and in
October 2018,
the amount of
$4,586
due to the sale of the container vessel
MSC Koroni
. During the year ended
December 31, 2018,
the Company fully refinanced the outstanding loan amount of
$24,966
with a loan facility (Note
10.A.14
) and fully repaid the loan.

7.
On
May 6, 2016,
Uriza Shipping S.A., entered into a loan agreement with a bank for an amount of up to
$39,000
for general corporate purposes. On
May 11, 2016
the Company drew the amount of
$39,000.
As of
June 30, 2019
, the outstanding balance of
$26,000
is repayable in
8
equal quarterly installments of
$1,083.3,
from
August 2019
to
May 2021
and a balloon payment of
$17,333.3
payable together with the last installment.

8.
In
May 2008,
Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Sealand New York
and
Sealand Washington
. In
June 2006,
Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000,
in order to partly finance the acquisition cost of the vessel
Cosco Beijing
. On
August 10, 2016,
Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation
entered into a loan agreement with a bank in order to extend the repayment and amend the repayment profile of the then outstanding loans in the amounts of
$116,500
in aggregate. On
July 21, 2017,
the Company prepaid the amount of
$4,000
and on
June 26, 2018,
the Company prepaid another
$4,000.
As of
June 30, 2019,
the outstanding balance of
$71,625
is repayable in
9
equal quarterly installments of
$3,125,
from
August 2019
to
August 2021
and a balloon payment of
$43,500
payable together with the last installment.

9.
In
February 2006,
Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000
in order to partly finance the acquisition cost of the vessel
Cosco Guangzhou
. On
December 22, 2016,
Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.
entered into a new loan agreement with a bank in order to fully refinance the then outstanding loan of
$37,500
and finance the working capital needs of the
Finch Shipping Co. and Joyner Carriers S.A
. As of
June 30, 2019,
the outstanding balance of
$19,680
is repayable in
10
equal quarterly installments of
$800,
from
September 2019
to
December 2021
and a balloon payment of
$11,680
payable together with the last installment.

10.
On
August 1, 2017,
Nerida Shipping Co. entered into a loan agreement with a bank for an amount of up to
$17,625
for the purpose of financing general corporate purposes relating to
Maersk Kowloon
(Note
6
). On
August 3, 2017
the Company drew the amount of
$17,625.
As of
June 30, 2019,
the outstanding balance of
$14,475
is repayable in
13
equal quarterly installments of
$450,
from
August 2019
to
July 2022
and a balloon payment of
$8,625
payable together with the last installment.

11.
On
March 7, 2018,
the Company entered into a loan agreement with a bank for an amount of
$233,000
in order to partially refinance the Credit Facility discussed in Note
10.A.15
below. The facility has been drawn down in
two
tranches on
March 23, 2018.
The Company prepaid on
May 29, 2018
the amount of
$4,477
due to the sale of the container vessel
Itea
and also prepaid on
March 22, 2019
the amount of
$5,805
due to the sale of the container vessel
Piraeus
. As of
June 30, 2019,
the outstanding balance of
$174,187
is repayable in
8
variable quarterly installments, from
September 2019
to
June 2021
and a balloon payment of
$83,971
payable together with the last installment.

12.
On
July 17, 2018,
Tatum Shipping Co. and Singleton Shipping Co. entered into a loan agreement with a bank for an amount of up to
$48,000,
for the purpose of financing general corporate purposes relating to
Megalopolis
and
Marathopolis
(Note
6
). The facility has been drawn down in
two
tranches on
July 20, 2018
and
August 2, 2018.
As of
June 30, 2019,
the outstanding balance of tranche (a)
$22,800
is repayable in
25
equal quarterly installments of
$400,
from
July 2019
to
June 2025
and a balloon payment of
$12,800
payable together with the last installment. As of
June 30, 2019,
the outstanding balance of tranche (b)
$22,800
is repayable in
25
equal quarterly installments of
$400,
from
August 2019
to
July 2025
and a balloon payment of
$12,800
payable together with the last installment.

13.
On
October 26, 2018,
Reddick Shipping Co. and Verandi Shipping Co., entered into a loan agreement with a bank for an amount of up to
$25,000,
for the purpose of financing general corporate purposes relating to
Maersk Kleven
and
Maersk Kotka
(Note
6
). The facility has been drawn down in
two
tranches on
October 30, 2018.
As of
June 30, 2019,
the outstanding balance of each tranche of
$11,280
is repayable in
8
equal quarterly installments of
$610
each, from
July 2019
to
April 2021
and a balloon payment of
$6,400
each payable together with the last installment.

14.
On
November 27, 2018,
the Company entered into a loan agreement with a bank for an amount of
$55,000
in order to refinance the term loan discussed in Note
10.A.6
above and fully repay the loan discussed in Note
10.A.3.
The facility has been drawn down in
two
tranches. Tranche A of
$28,000
was drawn down on
November 30, 2018
and Tranche B (the revolving part of the loan) of
$27,000
was drawn down on
December 11, 2018.
The Company prepaid on
March 25, 2019
the amount of
$3,859
due to the sale of the container vessel
MSC Pylos
. As of
June 30, 2019,
the outstanding balance of Tranche A of
$24,000
is repayable in
18
variable quarterly installments, from
August 2019
to
November 2023.
As of
June 30, 2019,
the outstanding balance of Tranche B of $
23,141
is payable in
November 2023.

15.
In
July 2008,
the Company signed a loan agreement with a consortium of banks, for a
$1,000,000
Credit Facility (the “Facility”) for general corporate and working capital purposes. The Facility bore interest at the
3,
6,
9
or
12
months (at the Company’s option) LIBOR plus margin.
On
September 28, 2016,
the Company entered into a
ninth
supplemental agreement, which extended the Facility maturity date to
June 30, 2021
and mortgaged
four
additional vessels in favor of the lending banks. Following the sale of
Mandraki
and
Mykonos
, the Company prepaid the amounts of
$9,388
and
$9,326
on
August 16, 2017
and
September 14, 2017,
respectively.
During the year ended
December 31, 2018,
the Company partially refinanced the outstanding loan amount of
$299,837
under the Facility with a new loan facility (Note
10.A.11
) and fully prepaid the remaining outstanding loan amount.

16.
On
June 18, 2019,
Bastian Shipping Co. and Cadence Shipping Co., entered into a loan agreement with a bank for an amount of up to
$136,000,
for the purpose of financing the acquisition costs of
MSC Ajaccio
and
MSC Amalfi
(Note
11
) and general corporate purposes relating to the
two
vessels. The facility was drawn down in
two
tranches on
June 24, 2019.
As of
June 30, 2019,
the aggregate outstanding balance of the
two
tranches of
$136,000
is repayable in
32
variable quarterly installments, from
September 2019
to
June 2027
and a balloon payment of
$14,400
each payable together with the last installment.

17.
On
June 24, 2019,
Adele Shipping Co. entered into a loan agreement with a bank for an amount of up to
$68,000,
for the purpose of financing the acquisition cost of
MSC Azov
(Note
11
) and general corporate purposes relating to the vessel. The facility was drawn down on
July 12, 2019 (
Note
21
(e)(ii)). The loan is repayable in
28
equal quarterly installments of
$1,500,
from
October 2019
to
July 2026
and a balloon payment of
$26,000
payable together with the last installment.

18.
On
June 28, 2019,
the Company entered into a loan agreement with a bank for an amount of up to
$150,000,
in order to partially refinance the term loans discussed in Note
10.A.4
and Note
10.A.5
above. The facility was drawn down in
three
tranches on
July 15, 2019 (
Note
21
(e)(iii)). Each tranche of the loan is repayable in
24
equal quarterly installments of
$963.3
from
October 2019
to
July 2025
and a balloon payment of
$26,880
each payable together with the last installment.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a)
first
-priority mortgages over the financed vessels, (b)
first
priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may
be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of
100%
to
130%,
restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may
also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1.
In
August 2018,
the Company, through
five
wholly-owned subsidiaries, entered into
five
pre and post-delivery financing agreements with a financial institution for the five
newbuild containerships (Note
6
). The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606,
the advances paid for the vessels under construction are
not
derecognized and the amounts received are accounted for as financing arrangements (Note
2
). As a result of this transaction, an amount of
$64,188
(out of the total financial arrangement of approximately
$0.4
billion) was recognized as a financial liability as of
June 30, 2019.
The financing arrangements bear fixed interest and the interest expense incurred for the six
-month period ended
June 30, 2019
amounted to
$794,
in the aggregate, and is capitalized in “Vessels and advances, net” in the accompanying
2019
consolidated balance sheet. The total financial liability under these financing agreements will be repayable in
121
monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements.

2.
On
November 12, 2018,
the Company, as discussed in Notes
6
and
9
above, entered into a Share Purchase Agreement with York. As at that date, the Company assumed the financing agreements that the five
ship-owning companies had entered into for their vessels along with the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next
18
months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606
and ASC
840
the assumed financial liability is accounted for as a financing arrangement.
The amount payable to York has been accounted for under ASC
480
-Distinguishing liabilities from equity and has been measured under ASC
835
-
30
- Imputation of interest in accordance with the interest method. As at
June 30, 2019,
the aggregate outstanding amount of the
five
financing arrangements and the obligation under the Share Purchase Agreement with York described above, was
$523,305,
and is repayable in various installments
from
July 2019
to
October 2028
and a balloon payment for each of the
five
financing arrangements of
$32,022,
payable together with the last installment. The financing arrangements bear fixed interest and for the six
-month period ended
June 30, 2019,
the interest expense incurred amounted to
$15,813,
in aggregate, and is included in Interest and finance costs in the accompanying
2019
consolidated statement of income.

The annual repayments under the Term Loans and Other Financing Arrangements after
June 30, 2019,
giving effect to the term-loans discussed in Note
10.A.16,
10.A.18
and Note
21
(c) and (d), are in the aggregate as follows:

Year ending December 31,	Amount
2019	$69,215
2020	219,177
2021	285,288
2022	85,287
2023	100,558
2024 and thereafter	640,977
Total	$1,400,502

The interest rate of Costamare’s long-term debt as at
December 31, 2018
and
June 30, 2019,
was in the range of
3.66%
-
6.42%
and
3.66%
-
6.34%,
respectively. The weighted average interest rate of Costamare’s long-term debt as at
December 31, 2018
and
June 30, 2019,
was
5.3%
and
5.1%,
respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps (discussed in Notes
16
and
18
) and capitalized interest for the
six
-month periods ended
June 30, 2018
and
2019,
amounted to
$17,102
and
$34,401,
respectively.

C. Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note
11
) are as follows
:

Balance, January 1, 2019	$11,474
Additions	1,360
Amortization and write-off	(1,650)
Balance, June 30, 2019	$11,184
Less: Current portion of financing costs	(3,696)
Financing costs, non-current portion	$7,488

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization and write-off of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note
16
).